Income Taxes Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1,	$ 0	$ 266	$ 2,027
Lapse of applicable statute of limitations	0	(266)	(1,761)
Balance at December 31,	$ 0	$ 0	$ 266